Summary of Significant Accounting Policies - Other (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies
Strategic investments		$ 2,495,000	$ 2,495,000	$ 2,495,000	$ 398,000
Allowance for doubtful accounts receivable		0	0	0	$ 0
Impairment of long-lived assets			0	$ 0
Income tax benefit percentage				21.00%	21.00%
Deferred offering deposit				$ 4,000,000.0	$ 100,000
Defined contribution plan, percentage	3.50%
Contribution		67,000	$ 181,000
Number of operating segments | segment			1	1
Terumo Agreement
Summary of Significant Accounting Policies
Term of billing from date of milestone achievement			10 days	10 days
Term of royalty payments from close of each quarter			20 days	20 days
Term of optional services from receipt of invoice			20 days	20 days
Term of SirolimusERF from receipt of shipping invoice			30 days	30 days
Strategic Investments Less Current Portion
Summary of Significant Accounting Policies
Strategic investments		$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 398,000